THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 2.4%
FINANCIAL SERVICES - 2.4%
   $ 549,406  DLJMAC, Series 1997 A1, 8.11%, 7/25/27                  $    514,725
   2,500,000  Green Tree Financial Corporation, Series
               1999-2, Class B1, 8.41%, 12/1/30                          2,289,050
   2,000,000  Green Tree Financial Corporation, Series
               1999-3, Class B1, 8.37%, 2/1/31                           1,815,000
     109,196  Home MAC Mortgage Securities Corp.,
               Series 1985-1, 11.38%, 8/1/15                               107,422
                                                                       -----------
TOTAL ASSET-BACKED SECURITIES                                            4,726,197
                                                                       -----------
   (Cost $5,168,086)

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8%

FINANCIAL SERVICES - 7.8%
  1,544,257  Banc of America Commercial Mortgage Inc.,
              Series 2000-1, Class A1A SEQ, 7.11%,
              11/15/08                                                   1,547,636
    500,000  COMM, Series 2000 FL1A, Class H, Floater,
              7.90%, 11/16/00, resets monthly off the
              1-month LIBOR plus 1.28%                                     490,000
    400,000  COMM, Series 2000 FL2A, Class G-NW
              Floater, 7.82%, 11/15/00, resets monthly off
              the 1-month LIBOR plus 1.20%                                 400,000
 11,250,879  CS First Boston Mortgage Securities Corp.,
              Series 1997-2, Class X, I0,144A, CSTR, NTL
              1.01%, 6/25/20(v)                                            299,870
  1,200,000  CS First Boston Mortgage Securities Corp.,
              Series 1999 C1, Class A2 SEQ, 7.29%,
              9/15/09                                                    1,214,324
  1,331,239  First Union Commercial Mortgage Trust, Series
              1999 C1, Class A1 SEQ, 5.73%, 1/15/08                      1,277,625
  3,529,056  FNMA, Series 1994-53, Class G, PO,
              11/25/23(s)                                                2,203,454
  1,200,000  Heller Financial Commercial Mortgage Asset,
              Series 1999 PH1, Class A2 SEQ, 6.85%,
              5/15/31                                                    1,179,187
  1,000,000  Morgan Stanley Capital I, Series 1997 XL1,
              Class G, 144A, 7.70%, 10/3/30(s)                             854,531
  1,500,000  Morgan Stanley Capital I, Series 1998 XL1,
              Class A3 SEQ, 6.48%, 6/3/30(s)                             1,451,016
  1,195,588  Morgan Stanley Capital I, Series 1999 WF1,
              Class A1 SEQ, 5.91%, 4/15/08(s)                            1,148,978
    300,000  Morgan Stanley Capital I, Series 2000 HG,
              Class E, 144A, CSTR, 8.20%, 12/3/05                          301,922
  1,440,000  Nomura Asset Securities Corporation, Series
             1998 D6, Class A1B SEQ, 6.59%, 3/17/28                      1,394,100
    300,000  PNC Mortgage Acceptance Corp., Series 2000
              C2, Class A2 SEQ, 7.30%, 9/12/10                             301,172
  1,500,000  Salomon Brothers Mortgage Securities VII,
              Series 2000 C1, Class A2 SEQ, 7.52%,
              12/18/09                                                   1,479,375
                                                                        -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                15,543,190
                                                                        -----------
   (Cost $15,748,253)

PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 15.3%

AIRLINES - 0.4%

 $700,000  Northwest Airlines Corp., Series 2000-1,
            Class G, 8.07%, 10/1/19(s)                                  $  710,703
                                                                        ----------
APPAREL & TEXTILES - 0.1%
 170,000  Polymer Group Inc., Series B, 9.00%, 7/1/07                      122,400
                                                                       -----------
BANKS - 0.4%
 750,000  First Union Corp., 8.13%, 6/24/02(s)                             760,433
                                                                       -----------
CHEMICALS - 0.4%
 300,000  Huntsman ICI Chemicals LLC, 10.13%, 7/1/09                       288,000
 500,000  Scotts Co., 144A, 8.63%, 1/15/09                                 477,500
                                                                           765,500
                                                                       -----------
DEFENSE/AEROSPACE - 0.3%
 500,000  Northrop-Grumman Corp., 9.38%, 10/15/24(s)                       512,480
                                                                       -----------
ELECTRICAL EQUIPMENT - 0.2%
 450,000  Flextronics International Ltd., 144A, 9.88%,
           7/1/10                                                          454,500
                                                                       -----------
ELECTRICAL UTILITY - 0.9%
 300,000  Calpine Corp., 7.88%, 4/1/08                                     288,000
 400,000  Cogentrix Energy Inc., 8.75%, 10/15/08                           401,000
 500,000  Dominion Resources Inc., Series 2010 A,
           8.13%, 6/15/10(s)                                               515,530
 739,791  Kincaid Generation LLC, 144A, 7.33%,
              6/15/20(s)                                                   656,557
                                                                       -----------
                                                                         1,861,087
                                                                       -----------
ENTERTAINMENT - 0.2%
 700,000  Six Flags Inc., 12.58%, 4/1/08(v)(y)                             472,500
                                                                       -----------
FINANCIAL SERVICES - 1.0%
 750,000  Destination Film Funding Corp, 144A, 6.25%,
           10/15/03(s)                                                     699,375
 325,000  ERAC USA Finance Company, 144A, MTN,
           9.13%, 12/15/04(s)                                              345,553
 750,000  Ford Motor Credit Co., 7.88%, 6/15/10(s)                         752,077
 229,364  Oil Purchase Company, 144A, 7.10%, 4/30/02(s)                    219,043
                                                                       -----------
                                                                         2,016,048
                                                                       -----------
FOOD & BEVERAGE - 0.3%
 350,000  Smithfield Foods Inc., 7.63%, 2/15/08                            317,625
 275,000  Sun World International, Series B, 11.25%,
            4/15/04                                                        254,375
                                                                       -----------
                                                                           572,000
                                                                       -----------
FOREST PRODUCTS & PAPER - 0.6%
 450,000  International Paper Co., 144A, 8.13%, 7/8/05(s)                  463,127
 500,000  Riverwood International Corp., 10.63%, 8/1/07                    490,000
 250,000  Stone Container Corp., 12.25%, 4/1/02(v)                         250,000
                                                                       -----------
                                                                         1,203,127
                                                                       -----------
INDUSTRIAL PARTS - 0.1%
 140,000  US Can Corp., 144A, 12.38%, 10/1/10                              137,200
                                                                       -----------

The Accompanying Notes are an Integral Part of the Financial Statements.
 1

THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)

OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

INDUSTRIAL SERVICES - 0.1%
$  140,000  Allied Waste Industries, Inc., Series B,
             10.00%, 8/1/09                                           $   118,300
                                                                      -----------
INTERNET - 0.3%
   300,000  Exodus Communications Inc., 144A, 11.63%,
              7/15/10                                                     280,500
   250,000  PSINet Inc., 10.50%, 12/1/06                                  121,250
   250,000  PSINet Inc., Series B, 10.00%, 2/15/05                        121,250
                                                                      -----------
                                                                          523,000
                                                                      -----------
LEISURE - 0.2%
   195,000  MGM Mirage, 9.75%, 6/1/07                                     202,069
   285,000  Park Place Entertainment Corp., 8.88%,
             9/15/08                                                      280,012
                                                                      -----------
                                                                          482,081
                                                                      -----------
LIFE & HEALTH INSURANCE - 0.3%
   695,000  Prudential Insurance Company of America,
             144A, 6.38%, 7/23/06(s)                                      656,872
                                                                      -----------
MEDIA - 2.9%
   700,000  Ackerley Group Inc., 9.00%, 144A, 1/15/09                     654,500
   500,000  Adelphia Communications, 8.13%, 7/15/03                       455,000
   400,000  Chancellor Broadcasting Co., Series B, 8.75%,
             6/15/07                                                      410,000
   400,000  Charter Communications Holdings LLC,
             14.07%, 4/1/11(v)(y)                                         230,000
   250,000  Charter Communications Holdings LLC/
             Charter Communications Holdings Capital
             Corp., 10.00%, 4/1/09                                        244,375
   250,000  Classic Cable Inc., 10.50%, 3/1/10                            205,000
   500,000  Clear Channel Communications, 7.88%,
             6/15/05(s)                                                   503,920
   500,000  CSC Holdings Inc., 10.50%, 5/15/16                            530,000
   500,000  Echostar DBS Corp., 9.38%, 2/1/09                             491,875
   600,000  Emmis Communications Corp., 8.13%, 3/15/09                    562,500
   300,000  Fox Family Worldwide Inc., 9.25%, 11/1/07                     284,250
   500,000  Fox Sports Networks LLC, 8.88%, 8/15/07                       502,500
   450,000  Lamar Media Corp., 8.63%, 9/15/07                             438,750
                                                                      -----------
                                                                        5,512,670
                                                                      -----------
MEDICAL PROVIDERS & SERVICES - 0.3%
   140,000  Healthsouth Corp., 144A, 10.75%, 10/1/08                      141,400
   700,000  Mariner Post-Acute Network, Inc., Series B,
             9.50%, 4/1/06(d)(+)                                            3,500
   500,000  Triad Hospitals Holdings Inc., 144A, 11.00%,
             5/15/09                                                      520,000
                                                                      -----------
                                                                          664,900
                                                                      -----------
MINING & METALS - 0.2%
   400,000  P&L Coal Holdings Corp., Series B, 9.63%,
             5/15/08                                                      388,500
                                                                      -----------
OIL REFINING - 0.4%
   500,000  Lasmo (USA), Inc., 7.50%, 6/30/06                             498,245
   300,000  Pogo Producing Co., Series B, 10.38%,
             2/15/09                                                      312,000
                                                                      -----------
                                                                          810,245
                                                                      -----------

PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

OIL SERVICES - 1.1%
$300,000  Eott Energy Partners LP/Eott Energy Finance
            Corp., 11.00%, 10/1/09                                    $   318,750
 300,000  Newpark Resources, Series B, 8.63%, 12/15/07                    277,500
 300,000  Ocean Energy, Inc., Series B, 8.88%, 7/15/07                    303,750
 500,000  Phillips Petroleum Co., 8.75%, 5/25/10                          545,320
 750,000  Williams Cos. Inc., 6.20%, 8/1/02                               738,090
                                                                      -----------
                                                                        2,183,410
                                                                      -----------
PUBLISHING - 0.2%
 400,000  American Media Operation Inc., 10.25%,
           5/1/09                                                         393,000
                                                                      -----------
REAL ESTATE INVESTMENT TRUST - 0.1%
 100,000  Felcor Lodging LP, 144A, 9.50%, 9/15/08                          98,811
 180,000  Host Marriott LP, 144A, 9.25%, 10/1/07                          178,650
                                                                      -----------
                                                                          277,461
                                                                      -----------
TELEPHONE - 2.7%
 500,000  Alaska Communications Systems Holdings
            Inc., 9.38%, 5/15/09                                          430,000
 160,000  Allegiance Telecom, Inc., 12.88%, 5/15/08                       160,800
 300,000  Focal Communications Corp., 11.88%,
            1/15/10                                                       219,000
 275,000  Global Crossing Holding Ltd., 9.13%,
           11/15/06                                                       262,625
 140,000  Intermedia Communications, Series B, 9.50%,
            3/1/09                                                        136,500
 300,000  ITC Deltacom Inc., 8.88%, 3/1/08                                231,000
 200,000  ITC Deltacom Inc., 9.75%, 11/15/08                              161,500
 500,000  Level 3 Communications Inc., 9.13%, 5/1/08                      405,000
 155,000  McLeodUSA Inc., 9.50%, 11/1/08                                  144,150
 100,000  McLeodUSA Inc., 8.13%, 2/15/09                                   86,500
 500,000  Metromedia Fiber Network Inc., Series B,
          10.00%, 11/15/08                                                445,000
 300,000  XO Communications, 10.75%, 11/15/08                             262,500
 500,000  NTL Communications Corp., 11.50%, 10/1/08                       460,000
1,000,000  Qwest Capital Funding Inc., 7.90%, 8/15/10(s)                1,014,410
 350,000  RCN Corp., 10.00%, 10/15/07                                     252,000
 600,000  Sprint Capital Corp., 6.38%, 5/1/09(s)                          536,940
 250,000  Time Warner Telecom Inc., 9.75%, 7/15/08                        221,250
                                                                      -----------
                                                                        5,429,175
                                                                      -----------
THRIFTS - 0.2%
 400,000  Sovereign Bancorp Inc., 10.50%, 11/15/06                        406,000
                                                                      -----------
TRUCKING & SHIPPING & AIR FREIGHT - 0.3%
 250,000  Atlantic Express, 10.75%, 2/1/04                                215,000
 400,000  Teekay Shipping Corp., 8.32%, 2/1/08                            382,000
                                                                      -----------
                                                                          597,000
                                                                      -----------
WIRELESS TELECOMMUNICATIONS - 1.1%
 650,000  Crown Castle International Corp., 11.45%,
           5/15/11(v)(y)                                                  416,000
 400,000  FLAG Telecom Holdings Ltd., 8.25%, 1/30/08                      336,000
 500,000  Nextel Communications, Inc., 9.38%, 11/15/09                    485,000
 200,000  Nextel Partners Inc., 11.00%, 3/15/10                           199,000
 250,000  TeleCorp PCS Inc., 10.63%, 7/15/10                              247,500
 200,000  Tritel PCS Inc., 12.88%, 5/15/09(v)(y)                          128,000

    The Accompanying Notes are an Integral Part of the Financial Statements.
2

THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
 $400,000  Voicestream Wireless Corp./Voicestream
             Wireless Holding Corp., 10.38%, 11/15/09                       $   427,000
                                                                           ------------
                                                                              2,238,500
                                                                           ------------
TOTAL CORPORATE BONDS                                                        30,269,092
                                                                           ------------
   (Cost $32,630,990)

FOREIGN CORPORATE BONDS - 5.2%

BANKS - 1.1%
    950,000  Barclays Bank Plc, 144A, 8.55%, 9/29/49(s)                       956,365
    170,000  Cho Hung Bank Co., Ltd., 144A, 11.50%,
              4/1/10                                                          162,350
    300,000  National Australia Bank, 6.60%, 12/10/07(s)                      285,135
  1,000,000  National Australia Bank, 8.60%, 5/19/10(s)                     1,062,699
                                                                           ----------
                                                                            2,466,549
                                                                           ----------
CHEMICALS - 0.3%
    300,000  Avecia Group Plc, 11.00%, 7/1/09                                 289,500
    250,000  Reliance Industries Ltd., 144A, 10.38%,
              6/24/16                                                         236,550
                                                                           ----------
                                                                              526,050
                                                                           ----------
CONSTRUCTION & REAL PROPERTY - 0.1%
   100,000  Cemex Central S.A. de C.V., 144A, 8.63%,
             7/18/03                                                           99,750
                                                                           ----------
ELECTRICAL UTILITY - 0.1%
   50,000  CE Casecnan Water & Energy, Series B,
             11.95%, 11/15/10                                                  44,000
  225,000  Financiera Energetica Nacional, 144A, 9.38%,
             6/15/06                                                          177,750
                                                                           ----------
                                                                              221,750
                                                                           ----------
FINANCIAL SERVICES - 0.1%
150,000  HSBC Capital Funding LP, 144A, 10.18%,
          6/30/30, resets quarterly after 6/30/30
          off the 3-month LIBOR plus 4.98%
          with no caps(s)(v)                                                   164,153
                                                                           -----------
GAS & WATER UTILITIES - 0.4%
   750,000  United Utilities Plc, 6.25%, 8/15/05(s)                            704,865
                                                                           -----------
INFORMATION SERVICES - 0.4%
   750,000  Marconi Corporation Plc, 8.38%, 9/15/30(s)                        715,223
                                                                           ----------
MEDIA - 0.7%
   150,000  Callahan Nordrhein-Westfalen GmbH, 144A,
             14.00%, 7/15/10                                                  144,750
   275,000  eKabel Hessen GmbH, 144A, 14.50%, 9/1/10                          258,500
   500,000  Rogers Cablesystems Ltd., 10.00%, 12/1/07                         520,000
   250,000  Telewest Communications Plc, 144A, 9.88%,
             2/1/10                                                           197,500
   100,000  TV Azteca S.A. de C.V., 10.50%, 2/15/07                            92,000
   400,000  United Pan-Europe Communications, Series B,
             10.88%, 11/1/07                                                  320,000
                                                                           ----------
                                                                            1,532,750
                                                                           ----------
OIL REFINING - 0.1%
   160,000  Triton Energy Ltd., 144A, 8.88%, 10/1/07                          160,000
                                                                           ----------


PRINCIPAL AMOUNT                                                   VALUE
--------------------------------------------------------------------------------

OIL SERVICES(z)
 $ 100,000  RAS Laffan Liquify Natural Gas, 144A, 8.29%,
             3/15/14                                                       $   91,750
                                                                           ----------
RAILROADS - 0.1%
 140,000  TFM S.A. de C.V., 4.01%, 6/15/09(v)(y)                               99,400
                                                                           ----------
TELECOMMUNICATIONS - 0.2%
 350,000  360networks Inc., 12.50%, 12/15/05                                  301,000
                                                                           ----------
TELEPHONE - 1.0%
 200,000  Asia Global Crossing Ltd., 144A, 13.38%,
           10/15/10                                                           185,000
 425,000  Deutsche Telekom International Finance BV,
           8.00%, 6/15/10(s)                                                  433,194
 250,000  Globe Telecom Inc., 144A, 13.00%, 8/1/09                            252,500
 100,000  Globo Comunicacoes e Participacoes S.A.,
           10.63%, 12/5/08                                                     83,500
 510,000  Microcell Telecommunications Inc., Series B,
           10.27%, 6/1/06(v)(y)                                               489,600
 250,000  PTC International Finance II SA, 11.25%,
           12/1/09                                                            225,000
 525,000  Telefonica Europe BV, 7.75%, 9/15/10(s)                             527,058
                                                                            ---------
                                                                            2,195,852
                                                                            ---------
WIRELESS TELECOMMUNICATIONS - 0.6%
 465,000  Clearnet Communications Inc., 9.64%,
          12/15/05(v)(y)                                                      493,481
 100,000  Grupo Iusacell S.A de C.V., 14.25%, 12/1/06                         101,250
 500,000  Vodafone Group Plc, 7.63%, 2/15/05                                  507,250
                                                                            ---------
                                                                            1,101,981
                                                                            ---------
TOTAL FOREIGN CORPORATE BONDS                                              10,381,073
   (Cost $10,567,121)
                                                                           ----------
MORTGAGE PASS THRU - 14.9%
 3,000,000  FHLMC, TBA, 7.00%, 11/01/15                                     2,982,180
 7,500,000  FNMA , TBA, 7.00%, 11/1/30                                      7,347,675
 2,530,000  FNMA, TBA, 7.00%, 11/1/15                                       2,514,188
 2,300,000  FNMA, TBA, 6.50%, 11/1/30                                       2,210,162
 9,700,000  FNMA, TBA, 7.50%, 12/1/30                                       9,675,750
 5,000,000  GNMA, TBA, 6.50%, 11/1/30                                       4,826,550
                                                                           ----------
TOTAL MORTGAGE PASS THRU                                                   29,556,505
                                                                           ----------
   (Cost $29,534,366)

PRIVATE PLACEMENTS - 8.4%

CO-OP APARTMENTS - 4.5%
 2,862,943  127-129-131 West 96th St. Corp. (1st Mortgage
              Agreement on Cooperative Building in New York
              City), 6.85%, 12/1/18(f)                                      2,729,815
 1,064,725  14-16 East 17th St. (1st Mortgage Agreement
             on Cooperative Building in New York City),
             7.00%, 3/1/12(f)                                               1,020,379

The Accompanying Notes are an Integral Part of the Financial Statements.
3

THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)

OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
 $1,516,947  270 Fifth Street (1st Mortgage Agreement on
             Cooperative Building in Brooklyn, New York),
             6.93%, 8/1/18(f)                                            $  1,455,344
   480,267  31-33 Mercer Street (1st Mortgage Agreement
             on Cooperative Building in New York City),
             7.49%, 1/1/23(f)                                                 476,901
   601,995  3512 Oxford Avenue (1st Mortgage Agreement
             on Cooperative Building in Riverdale, New
             York), 8.45%, 6/1/17(f)                                          637,670
   602,256  3810 Greystone Avenue (1st Mortgage
             Agreement on Cooperative Building in
             Riverdale, New York), 8.50%, 6/1/17(f)                           633,705
   791,706  421 West 57th Street (1st Mortgage Agreement
             on Cooperative Building in New York City),
             8.98%, 7/1/22(f)                                                 868,803
   477,157  482 East 9th Street, Kensington Gardens Corp.
             (1st Mortgage Agreement on Cooperative
             Building in New York City), 6.85%,
             12/1/18(f)                                                       453,194
   581,084  86-06/86-42 155th Ave., Dartmouth
             Cooperative Corp. (1st Mortgage Agreement
             on Cooperative Building in Howard Beach,
             New York), 7.00%, 1/1/14(f)                                      562,600
                                                                         -------------
                                                                            8,838,411
                                                                         -------------
CONVENTIONAL MULTI-FAMILY - 3.0%
   727,775  Huntington National Bank, 7.24%, 12/5/20(f)                       641,381
 1,564,351  PC Bel Clare Estates, 6.93%, 8/1/18(f)                          1,485,383
 1,329,034  PC Northstar Terrace, 6.63%, 10/1/18(f)                         1,224,426
 1,613,704  PC Shangri LA MHC Co., 6.52%, 10/1/08(f)                        1,490,723
 1,277,623  Three Lakes Estate, 6.06%, 10/1/13(f)                           1,135,181
                                                                        --------------
                                                                            5,977,094
                                                                        --------------
DIRECT OBLIGATIONS - 0.2%
   163,187  Amerada Hess Corp., Leveraged Lease,
            7.33%, 1/1/14(f)                                                 156,834
   320,715  Amerada Hess Corp., Leveraged Lease,
            Series A, 6.14%, 1/1/14(f)                                       287,845
                                                                        -------------
                                                                             444,679
                                                                        -------------
NET LEASE LOANS - 0.7%
 1,357,189  Walgreen Benderson, 7.63%, 11/15/13(f)                          1,301,952
                                                                        -------------
TOTAL PRIVATE PLACEMENTS                                                   16,562,136
                                                                        -------------
   (Cost $17,316,032)

SOVEREIGN GOVERNMENTS AND AGENCIES - 20.7%

ARGENTINA - 1.0%
   257,883  Argentina Bocon, Series Pro-2, 6.62%,
             11/1/00, resets monthly off the 1-month
             LIBOR with no caps(v)                                           201,763
   190,000  City of Buenos Aires, 11.25%, 4/11/07                            166,250
    20,986  Republic of Argentina Pre-2, 6.62%, 4/1/01(v)                     14,737
    39,600  Republic of Argentina, VRN, 7.63%, 3/27/01, resets semi-annually off the 6-month LIBOR plus
             0.8125% with no caps(v)                                          34,422
   395,000  Republic of Argentina, 11.38%, 3/15/10                           337,725
   145,000  Republic of Argentina, 11.75%, 6/15/15                           123,613

PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

 $ 210,000  Republic of Argentina, 12.00%, 2/1/20                        $   181,440
   380,000  Republic of Argentina, 9.75%, 9/19/27                            285,950
   122,000  Republic of Argentina Discount Bonds,
             Series L-GL, 7.88%, 11/30/00(v)                                  92,415
   495,360  Republic of Argentina, Floater, 7.63%,
             3/31/05(v)(s)                                                   434,988
   200,000  Republic of Argentina, Series BGL5, 11.38%,
             1/30/17                                                         168,000
                                                                         -----------
                                                                           2,041,303
                                                                         -----------
BARBADOS - 0.1%
 155,000  Government of Barbados, 144A, 8.75%,
           6/15/10                                                           155,775
                                                                         -----------
BRAZIL - 2.7%
  440,000  Federal Republic of Brazil, 12.25%, 3/6/30                        382,800
  100,000  Federal Republic of Brazil, 11.63%, 4/15/04                       101,400
  520,000  Federal Republic of Brazil, 11.25%, 7/26/07                       514,800
  310,000  Federal Republic of Brazil, 9.38%, 4/7/08                         271,250
  676,000  Federal Republic of Brazil, 14.50%, 10/15/09(s)                   721,967
1,084,872  Federal Republic of Brazil C Bonds, 8.00%,
            4/15/14(s)                                                       809,586
   55,413  Federal Republic of Brazil C Bonds, 8.00%,
            4/15/14                                                           41,352
  460,000  Federal Republic of Brazil, 12.75%, 1/15/20                       425,500
  340,000  Federal Republic of Brazil, 10.13%, 5/15/27                       255,000
  710,000  Federal Republic of Brazil, 11.00%, 8/17/40                       543,150
  264,000  Federal Republic of Brazil, Series L, 7.63%,
           4/15/06(s)(v)                                                     241,230
  460,000  Federal Republic of Brazil DCB, Series 18
            Year L, 7.69%, 4/15/12                                           342,125
   90,000  Federal Republic of Brazil DCB, Series RG-L,
            7.69%, 4/15/12                                                    66,938
  165,000  Federal Republic of Brazil Discount Bonds,
            Series 30 Year ZL, 7.63%, 4/15/01, resets
            semi-annually off the 6-month LIBOR plus
            0.8125% with no caps(v)                                          126,122
  290,000  Federal Republic of Brazil NMB, Series 15
             Year L, 7.69%, 4/17/01, resets semi-
             annually off the 6-month LIBOR plus
             0.875% with no caps(v)                                          248,675
 390,000  Federal Republic of Brazil Par Bonds, Series
           30 Year ZL, 6.00%, 4/15/24                                        256,425
                                                                          ----------
                                                                           5,348,320
                                                                          ----------
BULGARIA - 0.5%
 205,000  Republic of Bulgaria, 7.75%, 1/28/01, resets
           semi-annually off the 6-month LIBOR plus
           0.8125% with no caps(v)                                           153,238
 525,000  Republic of Bulgaria, 3.00%, 7/28/12                               376,031
 695,000  Republic of Bulgaria Discount Bonds, Series A,
           7.75%, 1/28/01(v)                                                 522,119
 20,000  Republic of Bulgaria IAB, Series PDI, 7.75%,
          1/28/01, resets semi-annually off the
          6-month LIBOR plus 0.8125% with no caps(v)                          14,950
                                                                          ----------
                                                                           1,066,338
                                                                          ----------
CANADA - 0.7%
CAD  840,000  Government of Canada, 5.50%, 6/1/10                            538,165
   1,000,000  Province of Quebec, 5.75%, 2/15/09                             916,800
                                                                          ----------
                                                                           1,454,965
                                                                          ----------

     The Accompanying Notes are an Integral Part of the Financial Statements.
4

THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
COLOMBIA - 0.4%
     $ 150,000  Republic of Colombia, 7.27%, 6/15/03                    $ 135,750
       240,000  Republic of Colombia, 10.88%, 3/9/04                      227,400
       360,000  Republic of Colombia, 9.75%, 4/23/09                      287,280
       120,000  Republic of Colombia, 11.75%, 2/25/20                      95,400
                                                                        ---------
                                                                          745,830
                                                                        ---------
COSTA RICA - 0.1%
       290,000  Republic of Costa Rica, 144A, 10.00%, 8/1/20              290,000
                                                                        ---------
DENMARK - 0.6%
DKK  9,265,000  Kingdom of Denmark, 8.00%, 5/15/03                      1,114,298
                                                                        ---------
FRANCE - 5.1%
EUR  1,740,000  Government of France, 3.50%, 7/12/04                    1,394,596
EUR  1,400,000  Government of France, 5.50%, 4/25/07                    1,200,407
EUR  3,855,000  Government of France, 4.00%, 4/25/09                    2,973,427
EUR    414,000  Government of France, 4.00%, 4/25/09                      319,325
EUR  4,150,000  Government of France, 4.00%, 10/25/09                   3,183,378
EUR    350,000  Government of France, 8.50%, 12/26/12                     377,352
EUR    380,000  Government of France, 8.50%, 4/25/23                      433,370
EUR    250,000  Government of France, 5.50%, 4/25/29                      207,217
                                                                       ----------
                                                                       10,089,072
                                                                       ----------
GERMANY - 0.9%
EUR     210,000  German Federal Republic, Series 94, 6.25%,
                  1/4/24                                                 190,812
EUR   1,000,000  German Federal Republic, Series 97, 6.00%,
                  7/4/07                                                 883,963
EUR     835,000  German Federal Republic, Series 98, 5.63%,
                  1/4/28                                                 705,128
                                                                       ---------
                                                                       1,779,903
                                                                       ---------
ITALY - 2.2%
EUR   2,590,000  Republic of Italy, 3.00%, 2/15/02                     2,135,795
EUR   2,655,000  Republic of Italy, 3.25%, 4/15/04                     2,105,007
EUR     140,000  Republic of Italy, 7.25%, 11/1/26                       138,090
                                                                       ---------
                                                                       4,378,892
                                                                       ---------
JAPAN - 0.4%
JPY  96,000,000  Government of Japan, 1.80%, 6/21/10                     869,003
                                                                       ---------
MEXICO - 1.0%
         50,000  Banco Nacional de Obras, 9.63%, 11/15/03                 51,625
        120,000  Petroleos Mexicanos, 9.50%, 9/15/27                     115,500
         20,000  Petroleos Mexicanos, 9.50%, 9/15/27                      20,200
        400,000  United Mexican States, 7.53%, 4/19/01,
                  resets semi-annually off the 6-month LIBOR
                  plus 0.8125% with no caps(v)                           406,000
        175,000  United Mexican States, 9.88%, 1/15/07                   180,688
        175,000  United Mexican States, 10.38%, 2/17/09                  186,375
         50,000  United Mexican States, 11.38%, 9/15/16                   56,625
         65,000  United Mexican States, 11.38%, 9/15/16                   73,613
        350,000  United Mexican States, 6.25%, 12/31/19                  307,125
        150,000  United Mexican States, 7.52%, 12/31/19,
                  resets semi-annually off the 6-month LIBOR
                  plus 0.8125% with no caps(v)                           152,250
        405,000  United Mexican States, 11.50%, 5/15/26(s)               477,900
                                                                       ---------
                                                                       2,027,901
                                                                       ---------

PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

MOROCCO - 0.2%
     $427,398  Kingdom of Morocco, Tranche A, 7.75%,
                12/17/00                                               $ 373,439
                                                                       ---------
NETHERLANDS - 0.6%
      100,000  Cellco Finance NV, 12.75%, 8/1/05                          98,500
EUR   940,000  Government of Netherlands, 6.00%, 1/15/06                 824,153
EUR   340,000  Netherlands Government, 6.00%, 1/15/06                    298,271
                                                                       ---------
                                                                       1,220,924
                                                                       ---------
PANAMA - 0.3%
      141,466  Republic of Panama, PDI, 7.75%, 1/17/01(v)                109,636
      190,000  Republic of Panama, 10.75%, 5/15/20                       185,725
      115,000  Republic of Panama, 8.88%, 9/30/27                         96,888
      160,000  Republic of Panama IRB, Series 18 Year,
                4.50%, 7/17/14(v)                                        126,800
                                                                        --------
                                                                         519,049
                                                                        --------
PERU - 0.1%
      215,000  Republic of Peru, PDI, Series 20 year,
                4.50%, 3/7/17(v)                                         129,269
                                                                        ---------
PHILIPPINES - 0.2%
      350,000  Philippine Government International Bond,
                8.60%, 6/15/27                                           227,500
       90,000  Republic of Philippines, 8.88%, 4/15/08                    76,050
      130,000  Republic of Philippines, Series B, 6.50%,
                12/1/17                                                   98,150
                                                                        --------
                                                                         401,700
                                                                        --------
QATAR - 0.2%
      100,000  State of Qatar, 144A, 9.50%, 5/21/09                      102,500
      170,000  State of Qatar, 144A, 9.75%, 6/15/30                      163,625
                                                                        --------
                                                                         266,125
                                                                        --------
RUSSIAN FEDERATION - 1.1%
      290,000  Russian Federation, 10.00%, 6/26/07                       217,500
      966,750  Russian Federation, 8.25%, 3/31/10                        622,345
      380,000  Russian Federation, 12.75%, 6/24/28                       320,625
    2,685,000  Russian Federation, 2.50%, 3/31/30                      1,013,588
                                                                      ----------
                                                                       2,174,058
                                                                      ----------
SWEDEN - 0.3%
SEK 5,800,000  Swedish Government, 5.50%, 4/12/02                        586,777
                                                                      ----------
TRINIDAD & TOBAGO - 0.4%
      450,000  Republic of Trinidad & Tobago, 144A, 9.88%,
                10/1/09                                                  468,000
      300,000  Republic of Trinidad & Tobago, 144A, 9.75%,
                 7/1/20(s)                                               303,000
                                                                       ---------
                                                                         771,000
                                                                       ---------
TURKEY - 0.4%
      220,000  Republic of Turkey, 12.00%, 12/15/08                      227,700
      465,000  Republic of Turkey, 12.38%, 6/15/09                       467,325
      170,000  Republic of Turkey, 11.88%, 1/15/30                       166,175
                                                                        --------
                                                                         861,200
                                                                        --------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - 0.9%
GBP  450,000  United Kingdom Gilt, 6.75%, 11/26/04                      $  680,717
GBP  650,000  United Kingdom Gilt, 7.25%, 12/7/07                        1,043,379
                                                                        ----------
                                                                         1,724,096
                                                                        ----------
URUGUAY - 0.1%
     220,000  Republic of Uruguay, 8.75%, 6/22/10                          213,950
                                                                        ----------
VENEZUELA - 0.2%
     357,140  Republic of Venezuela DCB, Series DL, 7.88%,
               12/18/07(v)                                                 299,105
     250,000  Republic of Venezuela Par Bonds, Series W-A,
               6.75%, 3/31/20                                              185,625
                                                                        ----------
                                                                           484,730
                                                                        ----------
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES                                41,087,917
                                                                        ----------
   (Cost $43,346,797)

U.S. TREASURY SECURITIES - 1.1%
     85,000  U.S. Treasury Bonds, 5.50%, 8/15/28(s)                         79,926
  1,700,000  U.S. Treasury Notes, 6.25%, 2/28/02(s)                      1,701,054
    150,000  U.S. Treasury Notes, 4.25%, 11/15/03(s)                       143,226
    160,000  U.S. Treasury Notes, 6.88%, 5/15/06(s)                        167,650
    100,000  U.S. Treasury Notes, 6.63%, 5/15/07                           104,094
                                                                        ----------
TOTAL U.S. TREASURY SECURITIES                                           2,195,950
                                                                        ----------
   (Cost $2,220,457)

RIGHTS(Z)
   860,000  Mexico Value Recovery Rights, Expiring
             6/30/03(+)                                                       -
                                                                        ----------
   (Cost $0)

SHORT-TERM INVESTMENTS - 24.2%

INVESTMENT COMPANIES - 20.0%
    39,509,398  J.P. Morgan Institutional Prime Money
                 Market Fund*(s)                                        39,509,398
                                                                       -----------
TIME DEPOSITS - 4.0%
      4,000,000  Deutsche Bank AG, 6.50%, 11/2/00                        4,000,000
      4,000,000  UBS AG London, 6.56%, 11/2/00                           4,000,000
                                                                        ----------
                                                                         8,000,000
                                                                        ----------
U.S. TREASURY SECURITIES - 0.2%
        310,000  U.S. Treasury Bills, 6.19%, 3/22/01(y)                    302,607
        140,000  U.S. Treasury Notes, 5.63%, 11/30/00(s)                   139,911
                                                                         ---------
                                                                           442,518
                                                                         ---------
TOTAL SHORT-TERM INVESTMENTS                                            47,951,916
                                                                        ----------
   (Cost $47,952,129)
TOTAL INVESTMENT SECURITIES - 100.0%                                  $198,273,976
                                                                      ============
   (Cost $204,484,231)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

CONTRACTS       SETTLEMENT       SETTLEMENT                    UNREALIZED
TO BUY          DATE             VALUE             VALUE       APPRECIATION
 116,000 EUR   12/14/00          $  96,415      $  98,524        $2,109
 159,000 EUR   12/14/00            133,662        135,046         1,384
                              ------------------------------------------------
                                  $230,077       $233,570        $3,493
                              ================================================

                                                                               UNREALIZED
CONTRACTS            SETTLEMENT       SETTLEMENT                              APPRECIATION
TO SELL              DATE             VALUE                 VALUE
(DECPRECIATION)
 89,414,275 JPY      12/14/00        $     827,910       $     825,452         $   2,458
    231,000 EUR      12/14/00              192,354             196,198            (3,845)
    782,506 CAD      12/14/00              518,216             512,889             5,327
  9,760,198 DKK      12/14/00            1,105,095           1,113,317            (8,222)
  5,686,011 SEK      12/14/00              562,971             569,534            (6,563)
  1,145,588 GBP      12/14/00            1,658,531           1,665,022            (6,490)
 21,111,288 EUR     12/14/00            17,858,039          17,930,737           (72,698)
                                 -----------------------------------------------------------
                                       $22,723,116         $22,813,149          $(90,033)
                                 ===========================================================

FUTURES CONTRACTS

                                                                       UNREALIZED
                       EXPIRATION            UNDERLYING FACE          APPRECIATION
PURCHASED              DATE                  AMOUNT AT VALUE         (DEPRECIATION)
 45 Eurex Ten Year
      Euro Bond        December 2000           $4,022,461              $8,280
 53  U.S. Five-Year
      Treasury Note    December 2000           5,336,438               23,685
 55  U.S. Five-Year
      Treasury Note    December 2000           5,491,406              (14,850)
 5  U.S. Ten-Year
      Treasury Note    December 2000             503,516               (2,715)
                                         -------------------------------------------
                                              $15,353,821              $14,400
                                         ===========================================


                       EXPIRATION            UNDERLYING FACE          UNREALIZED
SOLD                   DATE                  AMOUNT AT VALUE         DEPRECIATION
 15  U.S. Five-Year
      Treasury Note    December 2000          $1,510,313               $(14,379)
 142  U.S. Ten-Year
      Treasury Note    December 2000          14,299,844               (86,602)
                                         --------------------------------------------
                                             $15,810,157             $(100,981)
                                         ===========================================

      The Accompanying Notes are an Integral Part of the Financial Statements.
6

THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)

OCTOBER 31, 2000

PERCENT OF FOREIGN BONDS    % OF TOTAL INVESTMENTS

Australia                        0.7%
Argentina                        1.0%
Barbados                         0.1%
Brazil                           2.7%
Bulgaria                         0.5%
Canada                           1.6%
Cayman Islands                   0.1%
Colombia                         0.5%
Costa Rica                       0.1%
Denmark                          0.6%
France                           5.1%
Germany                          1.1%
Indonesia                        0.1%
Italy                            2.2%
Japan                            0.4%
Mexico                           1.2%
Morocco                          0.2%
Netherlands                      1.2%
Panama                           0.3%
Peru                             0.1%
Philippines                      0.3%
Poland                           0.1%
Qatar                            0.2%
Russian Federation               1.1%
South Korea                      0.2%
Sweden                           0.3%
Trinidad & Tobago                0.4%
Turkey                           0.4%
United Kingdom                   2.8%
Uruguay                          0.1%
Venezuela                        0.2%
                             ------------
                                25.9%

C - Capitalization
CAD - Canadian Dollar
CSTR - Collateralized Strip Rate
DCB - Debt Conversion Bonds
DKK - Danish Krone
EUR - Euro
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GBP - British Pound
GNMA - Government National Mortgage Association
IAB - Interest in Arrears Bond
IO - Interest Only
IRB - Interest Reduction Bonds
JPY - Japanese Yen
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
NMB - New Money Bond
NTL - Notional Principal
PDI - Past Due Interest
PO - Principal Only
resets - The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEK - Swedish Krona
SEQ - Sequential Payer
TBA - Securities purchased (sold) on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement.
VRN - Variable rate note. Interest rate date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective October 31, 2000.
144A - Securities restricted for resale to Qualified Institutional Buyers u Denominated in USD unless otherwise indicated
* Money Market mutual fund registered under the Investment Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(+)  Non-income producing security
(d) Defaulted security
(f) Illiquid and fair valued security. Approximately $16,562,136 or 8.4% of the market value of the securities have been valued at fair value. (See Note 1)
(s) Security is fully or partially segregated with custodian as collateral for TBA and when issued securities or futures contracts or with brokers as initial margin for futures contracts.
(v) Variable or floating rate instrument or instrument with step coupon rate
(y) Yield to maturity
(z) Category is less than 0.05% of total investment securities


The Accompanying Notes are an Integral Part of the Financial Statements.
 7

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
OCTOBER 31, 2000

ASSETS
Investments at Value (Cost $164,974,833)                         $158,764,578
Investment in Affiliated Fund (Cost $39,509,398)                   39,509,398
Cash                                                                1,018,277
Foreign Currency at Value (Cost $210,172)                             214,659
Receivable for Investments Sold                                    21,349,133
Dividend and Interest Receivable                                    2,343,019
Unrealized Appreciation of Forward Foreign Currency Contracts          11,278
Deferred Organization Expenses                                          6,691
Receivable for Expense Reimbursement                                    1,341
Prepaid Trustees' Fee                                                     678
Prepaid Expenses and Other Assets                                       7,001
                                                                 ------------
TOTAL ASSETS                                                      223,226,053
                                                                 ------------
LIABILITIES
Payable for Investments Purchased                                  51,648,090
Unrealized Depreciation of Forward Foreign Currency Contracts          97,818
Advisory Fee Payable                                                   64,212
Administrative Services Fee Payable                                     3,416
Variation Margin Payable                                                1,346
Fund Services Fee Payable                                                 113
Accrued Expenses                                                      118,163
                                                                 ------------
TOTAL LIABILITIES                                                  51,933,158
                                                                 ------------
NET ASSETS
Applicable to Investors' Beneficial Interests                    $171,292,895
                                                                 ============

     The Accompanying Notes are an Integral Part of the Financial Statements.
8

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME
INCOME

Interest Income (Net of Foreign Withholding Tax of $72)             $12,024,042
Dividend Income from Affiliated Investments
  (Includes reimbursement from
  affiliate of $46,399)                                               1,452,305
Dividend Income                                                           4,609
                                                                    -----------
     Investment Income                                               13,480,956
                                                                    -----------
EXPENSES
Advisory Fee                                                           757,567
Custodian Fees and Expenses                                            186,273
Professional Fees and Expenses                                          51,338
Administrative Services Fee                                             41,043
Printing Expenses                                                        9,450
Amortization of Organization Expenses                                    4,865
Fund Services Fee                                                        2,674
Trustees' Fees and Expenses                                              1,720
Administration Fee                                                       1,120
Miscellaneous                                                            1,169
                                                                    ----------
   Total Expenses                                                    1,057,219
Less: Reimbursement of Expenses                                        (3,645)
                                                                    ----------
NET EXPENSES                                                         1,053,574
                                                                    ----------
NET INVESTMENT INCOME                                               12,427,382
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON
Investment Transactions                                             (7,163,359)
Futures Contracts                                                      493,364
Foreign Currency Contracts and Transactions                          3,930,315
                                                                   -----------
   Net Realized Loss                                               (2,739,680)
                                                                   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
Investment Transactions                                              2,002,895
Futures Contracts                                                    (157,312)
Foreign Currency Contracts and Translations                          (386,122)
                                                                    ----------
   Net Change in Unrealized Appreciation                             1,459,461
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $11,147,163
                                                                   ===========

The Accompanying Notes are an Integral Part of the Financial Statements.
 9

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31

DECREASE IN NET ASSETS                                               2000                   1999
FROM OPERATIONS
Net Investment Income                                            $  12,427,382         $  16,042,565
Net Realized Loss on Investments,
  Futures and Foreign Currency
  Contracts and Transactions                                       (2,739,680)           (5,508,827)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments,
  Futures and Foreign Currency Contracts and Translations          1,459,461             (4,818,228)
                                                              -----------------    -------------------
      Net Increase in Net Assets Resulting From Operations         11,147,163             5,715,510
                                                              -----------------    -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                      49,055,185            87,676,750
Withdrawals                                                       (81,599,283)          (134,856,430)
                                                              -----------------    -------------------
   Net Decrease from Investors' Transactions                      (32,544,098)          (47,179,680)
                                                              -----------------    -------------------
   Total Decrease in Net Assets                                   (21,396,935)          (41,464,170)
                                                              -----------------    -------------------
NET ASSETS
Beginning of Year                                                 192,689,830            234,154,000
                                                              -----------------    -------------------
End of Year                                                       $171,292,895          $ 192,689,830
                                                              =================    ===================

SUPPLEMENTARY DATA

                                                                                 FOR THE PERIOD
                                                                                 MARCH 17, 1997
                                                                                (COMMENCEMENT OF
                                          FOR THE YEARS ENDED OCTOBER 31       OPERATIONS) THROUGH
                                     2000          1999           1998          OCTOBER 31, 1997
                                    --------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                       0.63%        0.60%           0.63%              0.65%(a)
  Net Investment Income              7.38%        6.73%           6.59%              7.09%(a)
  Expenses without Reimbursement     0.63%        0.61%           0.63%              0.80%(a)
Portfolio Turnover                    266%        318%            368%               212%(b)

(a)  Annualized
(b) Not annualized


    The Accompanying Notes are an Integral Part of the Financial Statements.
10

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The Global Strategic Income Portfolio (the "Portfolio") is one of two subtrusts ("Portfolios") comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The Portfolio commenced operations on March 17, 1997 and received a contribution of certain assets and liabilities including securities, with a value of $41,072,730 on that date from the J.P. Morgan Institutional Global Strategic Income Fund in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return from a portfolio of fixed income securities of foreign and domestic issuers. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Fixed Income Securities, (other than convertible bonds), with a maturity of 60 days or more held by Funds other than money market funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Such procedures may include the use of independent pricing services or affiliated advisor pricing, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data and general market conditions. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    ORGANIZATION EXPENSES--The Portfolio incurred organization expenses in the amount of $23,505 which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    FUTURES CONTRACTS--The Portfolio may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolio. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolio will recognize a gain or loss when the contract is closed or expires.

    FOREIGN CURRENCY TRANSACTIONS--All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

    Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

THE GLOBAL STRATEGIC INCOME PORTFOLIO NOTES TO FINANCIAL STATEMENTS
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                                                                    (Continued)

OCTOBER 31, 2000

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1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The Portfolio may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to manage the Portfolio's exposure to foreign currency exchange fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolio bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

    COMMITMENTS--The Portfolio may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

    RESTRICTED AND ILLIQUID SECURITIES--The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. At the end of the period, the Portfolio had no investments in restricted securities and investments of $16,562,136, which represent 9.7% of the Portfolio's net assets in illiquid securities.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the provisions of the Internal Revenue Code.

    FOREIGN TAXES--The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

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2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.45% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex- wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule:
0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses (which excludes interest and dividend expenses, taxes and extraordinary items) of the Portfolio at no more than 0.65% of the average daily net assets of the Portfolio. This reim-

THE GLOBAL STRATEGIC INCOME PORTFOLIO NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)

OCTOBER 31, 2000

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2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

bursement arrangement can be changed or terminated at any time after February 28, 2001 at the option of Morgan.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $500.

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3. FEDERAL INCOME TAXES

    As of October 31, 2000, accumulated net unrealized depreciation was $6,361,818, based on the aggregate cost of investments for federal income tax purposes of $204,635,794, which consisted of unrealized appreciation of $1,456,439 and unrealized depreciation of $7,818,257.

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4. INVESTMENT TRANSACTIONS

    During the year ended October 31, 2000, the Portfolio purchased $302,101,192 of investment securities and sold $310,619,034 of investment securities other than U.S. government securities and short-term investments. Purchases and sales of U.S. goverment securities were $97,905,619 and $119,066,065, respectively.

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5. CREDIT AGREEMENT

    The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 5 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

THE GLOBAL STRATEGIC INCOME PORTFOLIO NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)

OCTOBER 31, 2000

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6. CONCENTRATIONS OF CREDIT RISKS

    The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

    The Portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

    As to illiquid investments, a Portfolio is subject to the risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS

    On September 13, 2000, J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation announced that they have entered into an agreement and plan of merger. The transaction is expected to close in December 2000 and is subject to approval by shareholders of both companies.

REPORT OF INDEPENDENT ACCOUNTANTS
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To the Trustees and Investors of
The Global Strategic Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Global Strategic Income Portfolio (one of two subtrusts constituting Series Portfolio II, hereafter referred to as the "Portfolio") at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period March 17, 1997 (commencement of operations) through October 31, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 21, 2000


  15


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NOTES
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NOTES
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[back cover]

J.P. MORGAN FUNDS

       Federal Money Market Fund
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       Prime Money Market Fund
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       Emerging Markets Debt
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       Tax Aware Enhanced Income Fund:
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       Tax Exempt Money Market Fund
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       Short Term Bond Fund
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       Bond Fund
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       Global Strategic Income Fund
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       Tax Exempt Bond Fund
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       U.S. Equity Fund
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       U.S. Small Company Fund
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       U.S. Small Company Opportunities Fund
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       Emerging Markets Equity Fund
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       European Equity Fund
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       International Equity Fund
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       International Opportunities Fund
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       Global 50 Fund:
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       Global Healthcare Fund
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       For more information on the J.P. Morgan
           Funds, call J.P. Morgan Funds
           Services  at (800) 521-5411.
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Morgan Guaranty Trust Company                                  MAILING
500 Stanton Christiana Road                                   INFORMATION
Newark, Delaware 19713-2107

IN-ANN-23751   1000